Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Evolution of borrowing [RollForward]
Balance at the beginning of the year	$ 477,798	[1]	$ 488,156
Borrowings	47,777		55,708		$ 47,023
Payment of borrowings	(72,590)		(54,274)		(45,233)
Collection / (Payment) of short term loans, net	(2,459)		2,248
Interests paid	(21,909)		(20,059)		(14,266)
Accrued interests	24,357		21,893
Cumulative translation adjustment and exchange differences, net	74,853		(1,433)
Deconsolidation	(95,443)		8,751
Changes in fair value of third-party loans			(27)
Repurchase of non-convertible notes	(13,644)		(8,291)
Inflation adjustment	(997)		(14,601)
Incorporation by business combination	1,884
Transfer to / from assets available for sale	(820)
Reclassifications and other movements			(273)
Balance at the end of the year	$ 418,807	[1]	$ 477,798	[1]	$ 488,156

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.